Shareholders' Equity (Details) - USD ($)															1 Months Ended				6 Months Ended		12 Months Ended
		Oct. 05, 2023	Feb. 22, 2023	Oct. 11, 2022	Sep. 22, 2022	May 19, 2022	May 05, 2022	May 01, 2022	Feb. 08, 2022	Feb. 22, 2021	Jan. 18, 2021	Jan. 10, 2019	Dec. 31, 2018	Jul. 04, 2017	May 16, 2022	Jan. 18, 2022	Feb. 22, 2021	Feb. 21, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2020	Jun. 06, 2022	May 10, 2022	Mar. 31, 2022	Jan. 03, 2019
Shareholders' Equity [Abstract]
Common stock value (in Dollars per share)																			$ 2		$ 2
Description of ordinary shares issued														On July 4, 2017, and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of $0.001 par value (10,000 shares of $2 par value retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023) to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT.
Ordinary shares		20				20				20												27,389,877	11,961,006
Ordinary price per share (in Dollars per share)		$ 8,000				$ 8,000		$ 4									$ 8,000
Ordinary shares reverse stock split		5,980				5,980				5,980											229,472
Fair value for convertible debt (in Dollars)																			$ 945,000			$ 7,680,791	$ 6,425,657
Shares issued																			6,762,138		5,736,811
Convertible notes partial settlement (in Dollars)																					$ 3,131,511
Warrant, description																			In connection with the certain convertible notes issued on May 2, 2019, the Company issued a warrant on January 18, 2021 to Mr. Jian Ke for purchase of 1,000,000 ordinary shares (500 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023) (the “warrants”). The warrants carry a term of four years and shall be exercisable at $0.3843 per share ($768.6 per share retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023). Management determined that the warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of September 30, 2023 and March 31, 2023, the total number of warrants outstanding was 250,000 (500 retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023) with weighted average remaining life of 2.33 years and 2.83 years, respectively.
Warrants issued on ordinary shares											1,000,000
Fair value of warrants (in Dollars)																			$ 509,000
Risk free rate																			0.33%
Expected term																			4 years
Warrant exercise price (in Dollars per share)																			$ 1.5372
Volatility rate																			131.84%
Dividends
Ordinary shares par value (in Dollars per share)		$ 90				$ 90													$ 0.3
Fractional shares							81,707
Warrants exercise price per share (in Dollars per share)																			$ 0.01
Ordinary shares issued		45,556				45,556													6,762,138
Underwriting commissions and offering expenses (in Dollars)																			$ 3,100,000
Term years																			10 years
Voting rights percentage																			10.00%
Fair market value																			110.00%
Ordinary shares issued		12,188				12,188																		6,094,180
Purchase ordinary shares		65,032
Purchase price per share (in Dollars per share)		$ 2	$ 0.58
Gross proceeds (in Dollars)																			$ 1,000,000
Mr. Xiao [Member]
Shareholders' Equity [Abstract]
Purchase ordinary shares		68,966
Purchase price per share (in Dollars per share)		$ 2
2021 Equity Incentive Plan [Member]
Shareholders' Equity [Abstract]
Ordinary shares reverse stock split		4,650				4,650
Reserved ordinary shares																			2,325,000
Equity incentive plan, description																			If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.Pursuant to the 2021 Equity Incentive Plan, the Company issued 2,325,000 ordinary shares (4,650 shares retrospectively restated for effect of reverse stock split on May 19, 2022 and October 5, 2023) to its management. The fair value of shares issued pursuant to the 2021 Equity Incentive Plan of $2,334,397 (deducted by legal expenses of $30,000) had been determined using the average share price for the dates of issuance ($0.9911 per ordinary share, $495.57 per ordinary share retrospectively restated for effect of reverse stock split on May 19, 2022 and October 5, 2023).
Ordinary Shares [Member]
Shareholders' Equity [Abstract]
Common stock value (in Dollars per share)																			$ 0.001
Ordinary shares reverse stock split	[1]																			451
Ordinary shares outstanding	[1]																		727,851	144,515	457,365					81,256
Warrant Agent Agreement [Member]
Shareholders' Equity [Abstract]
Gross proceeds from offering (in Dollars)																			$ 3,984,784
Pre funded warrants to purchase ordinary shares									11,521,500
Minimum [Member]
Shareholders' Equity [Abstract]
Ordinary shares issued		0.08
Maximum [Member]
Shareholders' Equity [Abstract]
Ordinary shares issued		2
Reverse stock split 2021 [Member]
Shareholders' Equity [Abstract]
Ordinary shares outstanding		31,050				31,050												62,057,584
Fractional shares																		15,525,094
Reverse stock split 2021 [Member] | Minimum [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share)										$ 0.001							0.001
Reverse stock split 2021 [Member] | Maximum [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share)										$ 0.004							$ 0.004
Reverse Stock Split 2022 [Member]
Shareholders' Equity [Abstract]
Ordinary shares outstanding															40,627,868
Fractional shares															2,042,673
Purchase ordinary shares			1,724,138
Purchase price per share (in Dollars per share)			$ 0.08		$ 1.35
Gross proceeds (in Dollars)				$ 2,194,827
Reverse Stock Split 2022 [Member] | Mr. Xiao [Member]
Shareholders' Equity [Abstract]
Purchase ordinary shares					1,625,798
Purchase price per share (in Dollars per share)					$ 0.08
Reverse Stock Split 2022 [Member] | Minimum [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share)																									$ 0.004
Reverse Stock Split 2022 [Member] | Maximum [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share)																									$ 0.08
Convertible Notes [Member]
Shareholders' Equity [Abstract]
Ordinary shares reverse stock split		13,695				13,695				13,695									270,486
IPO [Member]
Shareholders' Equity [Abstract]
Additional ordinary shares													2,506,300														39,975
Public offering price (in Dollars per share)													$ 4
Ordinary shares		1,253				1,253				1,253		160,426
Ordinary price per share (in Dollars per share)		$ 8,000				$ 8,000				$ 8,000
Public offering price (in Dollars per share)																											$ 4
Total gross proceeds (in Dollars)													$ 10,200,000
Ordinary shares reverse stock split		80				80				80
2022 Public Offering [Member]
Shareholders' Equity [Abstract]
Ordinary shares par value (in Dollars per share)																			$ 0.18
Public offering description																(i) 8,285,260 ordinary shares (the “Firm Shares”) of the Company, par value $0.004 per share, for a public offering price of $0.18 per share, (ii) 11,521,500 pre-funded warrants (the “Pre-funded Warrants”) to purchase 11,521,500 shares (the “Warrant Shares”), for a public offering price of $0.17 per Pre-funded Warrant to those purchasers whose purchase of ordinary shares in this offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of this Offering (the “2022 Public Offering”). The Company also granted the Underwriter an over-allotment option to purchase up to 2,971,014 ordinary shares (the “Option Shares”, together with Firm Shares, the “Shares”).
Gross proceeds from offering (in Dollars)																			$ 4,100,000
Ordinary shares issued																			22,777,774
Securities Purchase Agreement [Member]
Shareholders' Equity [Abstract]
Purchase price per share (in Dollars per share)		$ 14.5
Securities Purchase Agreement [Member] | Mr. Xiao [Member]
Shareholders' Equity [Abstract]
Purchase price per share (in Dollars per share)		$ 33.75

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023.